UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Chief Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			May 10, 2010
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		70
Form 13F Information Table Value Total:		97,372
List of Other Included Managers:		NONE


FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE OF CLASS	CUSIP	   VALUE    SHARES/  SH/  PUT/ INVSTMT OTHER    VOTING AUTHORITY
						  (x$1000)  PRN AMT  PRN  CALL DSCRETN MANAGERS SOLE	SHARED NONE
3M Co                         COM	88579Y101  1418	    16970    SH 	SOLE		16970
Abbott Laboratories           COM	002824100  2270	    43091    SH 	SOLE		43091
Air Products & Chemicals Inc  COM	009158106  1541	    20835    SH 	SOLE		20835
Amgen Inc.                    COM	031162100  187	    3128     SH 	SOLE		3128
Anadarko Petroleum Corp       COM	032511107  101	    1380     SH 	SOLE		1380
Apache Corp                   COM	037411105  2587	    25486    SH 	SOLE		25486
Applied Materials Inc         COM	038222105  1720	    127685   SH		SOLE		127685
AT&T Inc.                     COM	00206R102  124	    4803     SH		SOLE		4803
Automatic Data Processing Inc COM	053015103  1869	    42036    SH 	SOLE		42036
Axcelis Technologies, Inc.   COM	054540109  166	    100000   SH 	SOLE		100000
Baker Hughes Inc              COM	057224107  912	    19463    SH 	SOLE		19463
Bank Of America Corp          COM	060505104  236	    13200    SH		SOLE		13200
Bank of New York Mellon       COM	064058100  534	    17299    SH		SOLE		17299
Baxter International          COM	071813109  1362	    23400    SH 	SOLE		23400
Berkshire Hathaway Cl. B     CL B	084670207  2056	    25300    SH		SOLE		25300
Biogen Idec Inc               COM	09062X103  119	    2070     SH		SOLE		2070
Boeing Co                     COM	097023105  131	    1800     SH		SOLE		1800
BP plc                   SPONSORED ADR	055622104  1805	    31624    SH 	SOLE		31624
Bunge Ltd                     COM	G16962105  1376	    22325    SH 	SOLE		22325
Callidus Software Inc.        COM	13123E500  258	    71000    SH		SOLE		71000
Caterpillar Inc               COM	149123101  101	    1600     SH		SOLE		1600
Charles Riv Laboratories Intl COM	159864107  811	    20625    SH		SOLE		20625
Chevrontexaco Corp	      COM       166764100  125      1642     SH         SOLE            1642
Church & Dwight Co Inc        COM	171340102  2095	    31295    SH		SOLE		31295
Cisco Systems                 COM	17275R102  214	    8221     SH 	SOLE		8221
CLARCOR Inc                   COM	179895107  1890	    54800    SH		SOLE		54800
Disney Walt Co             COM DISNEY	254687106  261	    7464     SH 	SOLE		7464
Dominion Res Inc              COM	25746U109  1119	    27231    SH 	SOLE		27231
Dow Chemical Company          COM	260543103  710	    24010    SH 	SOLE		24010
Du Pont E I De Nemours & Co   COM	263534109  609	    16350    SH		SOLE		16350
Duke Energy Corp.             COM	26441C105  641	    39301    SH 	SOLE		39301
Emerson Electric Co           COM	291011104  619	    12304    SH 	SOLE		12304
Energy XXI (Bermuda) LTD    COM SHS	G10082108  161	    9000     SH		SOLE		9000
Exxon Mobil Corporation       COM	30231G102  2383	    35580    SH 	SOLE		35580
Fiserv Inc                    COM	337738108  3527	    69485    SH 	SOLE		69485
General Electric              COM	369604103  1000	    54970    SH 	SOLE		54970
Genzyme Corporation           COM	372917104  172	    3326     SH		SOLE		3326
Hewlett-Packard Company       COM	428236103  690	    12982    SH 	SOLE		12982
Infosys Technologies Ltd. SPONSORED ADR	456788108  103	    1750     SH		SOLE		1750
Intel Corp                    COM	458140100  2202	    98805    SH 	SOLE		98805
Int'l Business Machine        COM	459200101  544	    4240     SH 	SOLE		4240
iShares GS Investo     IBOXX INV CPBD  	464287242  1022	    9665     SH		SOLE		9665
iShares MSCI EAFE Index MSCI EAFE INDEX	464287465  5852	    104530   SH 	SOLE		104530
iShares MSCI Emerg Mkts MSCI EMERG MKT	464287234  649	    15400    SH 	SOLE		15400
Johnson & Johnson             COM	478160104  3133	    48045    SH 	SOLE		48045
JP Morgan Chase & Co          COM	46625H100  829	    18530    SH 	SOLE		18530
Medtronic Inc                 COM	585055106  2177	    48347    SH 	SOLE		48347
Merck & Co Inc                COM	58933Y105  160	    4292     SH		SOLE		4292
Microsoft Corp                COM	594918104  1280	    43716    SH 	SOLE		43716
Northrop Grumman Corp         COM	666807102  2410	    36750    SH 	SOLE		36750
Pepsico                       COM	713448108  5843	    88318    SH 	SOLE		88318
Pfizer                        COM	717081103  135	    7872     SH 	SOLE		7872
Procter & Gamble Co           COM	742718109  3365	    53187    SH 	SOLE		53187
Qualcomm Inc                  COM	747525103  2305	    54925    SH		SOLE		54925
Reliance Steel & Aluminum     COM	759509102  1531	    31100    SH 	SOLE		31100
S&P 500 Depository Receipts UNIT SER 1	78462F103  6109	    52215    SH 	SOLE		52215
Schlumberger Ltd              COM	806857108  941	    14833    SH 	SOLE		14833
Seagate Technology Hldgs      SHS	G7945J104  593	    32500    SH 	SOLE		32500
State Street                  COM	857477103  2517	    55752    SH 	SOLE		55752
Statoil ASA ADR           SPONSORED ADR	85771P102  1471	    63072    SH 	SOLE		63072
Stryker Corp                  COM	863667101  2758	    48200    SH 	SOLE		48200
Sysco Corporation             COM	871829107  511	    17310    SH		SOLE		17310
Target Corporation            COM	87612E106  321	    6110     SH 	SOLE		6110
Teva Pharm Inds Ltd Adrf      ADR	881624209  2269	    35974    SH		SOLE		35974
Thermo Fisher Scientific      COM	883556102  865      16825    SH         SOLE            16825
Toronto Dominion Bank New   COM NEW	891160509  1949	    26127    SH 	SOLE		26127
VCA Antech Inc                COM	918194101  617	    22000    SH 	SOLE		22000
Vodafone Group Plc ADR    SPONS ADR NEW	92857W209  197	    8442     SH 	SOLE		8442
Wal-Mart Stores Inc           COM	931142103  2631	    47312    SH 	SOLE		47312
Walgreen Co                   COM	931422109  2183	    58857    SH		SOLE		58857